Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	FEDERATED INSURANCE SERIES
Central Index Key	dei_EntityCentralIndexKey	0000912577
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011

Federated Prime Money Fund II

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED April 30, 2011

The Federated Prime Money Fund II ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Money Market Portfolio, a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for Shares of the Fund, which will be distributed pro rata by Money Market Portfolio to its holders of its Initial Class and Service Class Shares ("Acquired Fund Shareholders") in complete liquidation and termination of Money Market Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the May 1, 2012 date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the Shares of the Fund."

May 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Federated Prime Money Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000912577_SupplementTextBlock

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED April 30, 2011

The Federated Prime Money Fund II ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Money Market Portfolio, a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for Shares of the Fund, which will be distributed pro rata by Money Market Portfolio to its holders of its Initial Class and Service Class Shares ("Acquired Fund Shareholders") in complete liquidation and termination of Money Market Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the May 1, 2012 date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the Shares of the Fund."

May 16, 2011

Federated Quality Bond Fund II

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Primary Shares

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED April 30, 2011

The Federated Quality Bond Fund II ("Fund") is entering into Agreements and Plans of Reorganization (each an "Agreement") pursuant to which the Fund would acquire substantially all of the assets of High Grade Bond Portfolio and Strategic Yield Portfolio, each a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for Primary Shares of the Fund, which will be distributed pro rata by High Grade Bond Portfolio and Strategic Yield Portfolio, respectively, to their respective holders of their Initial Class and Service Class Shares (the shareholders of the High Grade Bond Portfolio and Strategic Yield Portfolio each being "Acquired Fund Shareholders") in complete liquidation and termination of High Grade Bond Portfolio and Strategic Yield Portfolio, respectively. Each Agreement is subject to the approval of the respective Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If either Agreement, and related reorganization transaction, is approved by the respective Acquired Fund Shareholders, the May 1, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the Primary Shares of the Fund."

May 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Federated Quality Bond Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000912577_SupplementTextBlock

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Primary Shares

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED April 30, 2011

The Federated Quality Bond Fund II ("Fund") is entering into Agreements and Plans of Reorganization (each an "Agreement") pursuant to which the Fund would acquire substantially all of the assets of High Grade Bond Portfolio and Strategic Yield Portfolio, each a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for Primary Shares of the Fund, which will be distributed pro rata by High Grade Bond Portfolio and Strategic Yield Portfolio, respectively, to their respective holders of their Initial Class and Service Class Shares (the shareholders of the High Grade Bond Portfolio and Strategic Yield Portfolio each being "Acquired Fund Shareholders") in complete liquidation and termination of High Grade Bond Portfolio and Strategic Yield Portfolio, respectively. Each Agreement is subject to the approval of the respective Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If either Agreement, and related reorganization transaction, is approved by the respective Acquired Fund Shareholders, the May 1, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the Primary Shares of the Fund."

May 16, 2011

Federated Capital Income Fund II

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED April 30, 2011

The Federated Capital Income Fund II ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Managed Portfolio, a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for shares of the Fund, which will be distributed pro rata by Managed Portfolio to its holders of its Initial Class and Service Class Shares ("Acquired Fund Shareholders") in complete liquidation and termination of Managed Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the May 1, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the shares of the Fund."

May 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Federated Capital Income Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000912577_SupplementTextBlock

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED April 30, 2011

The Federated Capital Income Fund II ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Managed Portfolio, a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for shares of the Fund, which will be distributed pro rata by Managed Portfolio to its holders of its Initial Class and Service Class Shares ("Acquired Fund Shareholders") in complete liquidation and termination of Managed Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the May 1, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the shares of the Fund."

May 16, 2011

Federated Capital Appreciation Fund II

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

Primary Shares

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED april 30, 2011

The Federated Capital Appreciation Fund II ("Fund") is entering into Agreements and Plans of Reorganization (each an "Agreement") pursuant to which the Fund would acquire substantially all of the assets of Value Growth Portfolio and Blue Chip Portfolio, each a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for Primary Shares of the Fund, which will be distributed pro rata by Value Growth Portfolio and Blue Chip Portfolio, respectively, to their respective holders of their Initial Class and Service Class Shares (the shareholders of the Value Growth Portfolio and Blue Chip Portfolio each being "Acquired Fund Shareholders") in complete liquidation and termination of Value Growth Portfolio and Blue Chip Portfolio, respectively. Each Agreement is subject to the approval of the respective Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If either Agreement, and related reorganization transaction, is approved by the respective Acquired Fund Shareholders, the May 1, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the Primary Shares of the Fund."

May 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Federated Capital Appreciation Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000912577_SupplementTextBlock

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

Primary Shares

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED april 30, 2011

The Federated Capital Appreciation Fund II ("Fund") is entering into Agreements and Plans of Reorganization (each an "Agreement") pursuant to which the Fund would acquire substantially all of the assets of Value Growth Portfolio and Blue Chip Portfolio, each a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for Primary Shares of the Fund, which will be distributed pro rata by Value Growth Portfolio and Blue Chip Portfolio, respectively, to their respective holders of their Initial Class and Service Class Shares (the shareholders of the Value Growth Portfolio and Blue Chip Portfolio each being "Acquired Fund Shareholders") in complete liquidation and termination of Value Growth Portfolio and Blue Chip Portfolio, respectively. Each Agreement is subject to the approval of the respective Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If either Agreement, and related reorganization transaction, is approved by the respective Acquired Fund Shareholders, the May 1, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the Primary Shares of the Fund."

May 16, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2011